Goodwill (Goodwill Movement) (Details)					12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Wing On Travel [Member] CNY	Dec. 31, 2010 Wing On Travel [Member] CNY	Dec. 31, 2011 Others [Member] CNY	Dec. 31, 2010 Others [Member] CNY
Goodwill [Line Items]
Balance at beginning of year	$ 126,885,042	798,601,767	758,231,441	322,936,838
Goodwill, acquired during period					0	435,294,603	40,370,326	0
Balance at end of period	$ 126,885,042	798,601,767	758,231,441	322,936,838